Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Expense and Related Tax Benefit
We recorded share-based compensation expense and related tax benefit within our consolidated statements of income as follows:

	Years Ended December 31,
	2015	2014	2013
	(in thousands)
Operating expenses	$4,650	$3,131	$2,087
General and administrative expenses	7,884	7,353	7,228
Share-based compensation expense	12,534	10,484	9,315
Tax benefit (a)	(2,690)	(2,154)	(2,113)
Total	$9,844	$8,330	$7,202

(a)	The effects of tax benefits from share-based compensation expense are included within income tax expense in our consolidated statements of income.

Schedule of Fair Value of Options Granted Weighted-Average Assumptions
During the years ended December 31, 2015, 2014 and 2013, the fair value of the options granted was calculated using the following weighted-average assumptions:

	2015 Stock Options	2014 Stock Options	2013 Stock Options
Expected volatility	40.9%	46.3%	47.3%
Expected term (in years)	6.25	6.25	6.25
Expected dividends	—	—	—
Risk-free interest rate	1.7%	1.9%	1.2%

Summary of Option Activity
A summary of option activity under the 2011 Stock Plan as of and for the year ended December 31, 2015 is as follows:

	Number of Shares Under Option	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)	(per share)	(in years)	(in thousands)
Outstanding — January 1, 2015	5,029	$10.00
Granted	2,729	3.51
Exercised	—	—
Cancelled or forfeited	(1,356)	9.21
Outstanding — December 31, 2015	6,402	$7.40	7.7	$—
Exercisable — December 31, 2015	2,824	$9.98	5.7	$—

Summary of Restricted Stock Units Activity
A summary of restricted stock units activity under the 2011 Stock Plan as of and for the year ended December 31, 2015 was as follows:

	Number of Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)	(per share)
Nonvested—January 1, 2015	1,767	$9.99
Granted	2,393	3.64
Vested	(1,199)	8.09
Cancelled or forfeited	(469)	6.95
Nonvested—December 31, 2015	2,492	$5.39